Schedule II Supplementary Insurance Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs	$ 4,362,771	$ 4,820,215	$ 2,603,307
Deferred sales inducements	847,000	1,076,530	673,944	1,167,736
Account balances and future policy benefit reserves	91,358,761	78,125,212	75,210,540
Unearned premiums	130,701	135,639	88,883
Policy and contract claims	443,444	416,109	358,732
Net premium and policy fees	1,408,097	1,288,373	1,049,157
Interest and similar income, net	3,957,298	3,592,117	3,632,406
Net benefits	5,871,566	3,631,477	2,805,842
Net change in deferred sales inducements	4,259	72,542	84,361
Net change in policy acquisition costs	(673,086)	206,699	684,350
Other operating expenses	2,214,039	1,641,635	1,505,479
Annuities
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs	3,934,701	4,415,572	2,289,260
Deferred sales inducements	843,545	1,072,742	670,988
Account balances and future policy benefit reserves	85,548,020	72,954,916	70,534,455
Unearned premiums	1,164	24,392	294
Net premium and policy fees	1,148,803	1,050,072	821,192
Interest and similar income, net	3,799,849	3,464,952	3,514,953
Net benefits	5,578,815	3,304,991	2,571,623
Net change in deferred sales inducements	3,925	73,375	84,879
Net change in policy acquisition costs	(615,902)	264,068	729,277
Other operating expenses	1,930,071	1,382,537	1,278,880
Life
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs	384,073	345,008	240,192
Deferred sales inducements	3,455	3,788	2,956
Account balances and future policy benefit reserves	2,255,751	1,843,616	1,493,372
Unearned premiums	74,207	57,647	32,327
Policy and contract claims	4,187	3,220	3,913
Net premium and policy fees	117,950	104,715	93,795
Interest and similar income, net	90,088	71,125	67,509
Net benefits	147,014	181,756	93,390
Net change in deferred sales inducements	334	(833)	(518)
Net change in policy acquisition costs	(72,109)	(71,632)	(58,368)
Other operating expenses	154,983	128,799	111,170
Questar
Supplementary Insurance Information, by Segment [Line Items]
Interest and similar income, net	(17)	(16)	(20)
Other operating expenses	111,967	110,633	90,580
Legacy
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs	43,997	59,635	73,855
Account balances and future policy benefit reserves	3,554,990	3,326,680	3,182,713
Unearned premiums	55,330	53,600	56,262
Policy and contract claims	439,257	412,889	354,819
Net premium and policy fees	141,344	133,586	134,170
Interest and similar income, net	67,378	56,056	49,964
Net benefits	145,737	144,730	140,829
Net change in policy acquisition costs	14,925	14,263	13,441
Other operating expenses	$ 17,018	$ 19,666	$ 24,849